Revenues, Net	6 Months Ended
Jun. 30, 2019
Revenue from Contract with Customer [Abstract]
Revenues, Net
13.	Revenues, net

The Company disaggregates its revenue from contracts with customers by the type of charter (time charters and spot charters).

The following table presents the Company’s revenue disaggregated by revenue source for the six-month periods ended June 30, 2018 and 2019:

	June 30, 2018	June 30, 2019
Revenues derived from spot charters, net	$5,430	$4,397
Revenues derived from time charters, net	8,137	8,783
Revenues, net	$13,567	$13,180

The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less, in accordance with the optional exception in ASC 606.

The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as at June 30, 2019 and December 31, 2018:

	December 31, 2018	June 30, 2019
Accounts receivable trade, net from spot charters	$2,581	$356
Accounts receivable trade, net from time charters	4	53
Total	$2,585	$409